Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 85% - Fidelity Asset Manager 85%	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859